Income Taxes (Captions of Net Deferred Income Tax Assets and Liabilities Included in Consolidated Balance Sheets) (Detail) - JPY (¥) ¥ in Millions	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Other assets	¥ 154,226	¥ 157,515
Other noncurrent liabilities	(48,247)	(59,888)
Net deferred tax assets	¥ 105,979	¥ 97,627